Supplemental Cash Flow Information - Schedule of Non-Cash Investing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information - Schedule of Non-Cash Investing Activities (Details) [Line Items]
Satellite, property and other equipment	$ 109,960	$ 8,847	$ 4,140
Intangible assets		$ 3,204